Related party transactions - Loans to shareholders (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Loans receivable	$ 10,149,000	$ 123,000	$ 8
Short-term and Long-term loan from shareholders			$ 49
Employees
Disclosure of transactions between related parties [line items]
Loans receivable	162,000	$ 123,000
MX Capital Ltd
Disclosure of transactions between related parties [line items]
Loans receivable	$ 9,987,000